HYPATIA WOMEN CEO ETF
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.8%
	AEROSPACE & DEFENSE - 2.7%
104	General Dynamics Corporation	$ 29,857
361	National Presto Industries, Inc.	29,598
62	Northrop Grumman Corporation	30,073
		89,528
	APPAREL & TEXTILE PRODUCTS - 2.8%
3,744	Figs, Inc.(a)	19,132
1,245	Levi Strauss & Company, Class A	26,419
491	Tapestry, Inc.	19,601
5,549	Torrid Holdings, Inc.(a)	28,133
		93,285
	ASSET MANAGEMENT - 2.3%
276	Diamond Hill Investment Group, Inc.	41,185
1,495	Franklin Resources, Inc.	34,146
		75,331
	AUTOMOTIVE - 0.7%
545	General Motors Company	24,269

	BANKING - 4.8%
1,739	Amalgamated Financial Corporation	42,675
679	Citigroup, Inc.	41,643
1,827	Eagle Bancorp, Inc.	33,781
2,676	Hanmi Financial Corporation	40,943
		159,042
	BIOTECHNOLOGY & PHARMACEUTICALS - 6.4%
127	Alnylam Pharmaceuticals, Inc.(a)	18,282
207	Blueprint Medicines Corporation(a)	18,907
3,551	Caribou Biosciences, Inc.(a)	12,890
463	Halozyme Therapeutics, Inc.(a)	17,640
272	Intra-Cellular Therapies, Inc.(a)	19,532
9,140	Lyell Immunopharma, Inc.(a)	19,835
2,268	Tango Therapeutics, Inc.(a)	17,464
517	Twist Bioscience Corporation(a)	16,146
79	United Therapeutics Corporation(a)	18,512
45	Vertex Pharmaceuticals, Inc.(a)	17,676

HYPATIA WOMEN CEO ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	BIOTECHNOLOGY & PHARMACEUTICALS - 6.4% (Continued)
1,848	Vir Biotechnology, Inc.(a)	$ 15,634
110	Zoetis, Inc.	17,516
		210,034
	CABLE & SATELLITE - 1.1%
49	Cable One, Inc.	19,299
6,094	Sirius XM Holdings, Inc.	17,916
		37,215
	CHEMICALS - 3.5%
766	AdvanSix, Inc.	19,349
123	Celanese Corporation	18,894
254	HB Fuller Company	18,976
1,163	Mativ Holdings, Inc.	21,237
60	Sherwin-Williams Company (The)	17,977
464	Valvoline, Inc.(a)	19,729
		116,162
	COMMERCIAL SUPPORT SERVICES - 2.5%
280	AMN Healthcare Services, Inc.(a)	16,794
10,195	LanzaTech Global, Inc.(a)	22,072
1,097	Radius Recycling, Inc., Class A	19,110
548	Stericycle, Inc.(a)	24,512
		82,488
	CONSTRUCTION MATERIALS - 1.5%
1,260	MDU Resources Group, Inc.	31,122
478	Summit Materials, Inc., Class A(a)	18,594
		49,716
	ELECTRIC UTILITIES - 2.6%
288	ALLETE, Inc.	17,055
345	Alliant Energy Corporation	17,181
178	Duke Energy Corporation	17,490
454	PNM Resources, Inc.	16,825
412	Portland General Electric Company	17,812
		86,363

HYPATIA WOMEN CEO ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	ELECTRICAL EQUIPMENT - 0.9%
396	nVent Electric PLC	$ 28,540

	ENGINEERING & CONSTRUCTION - 1.0%
356	Exponent, Inc.	32,720

	FOOD - 1.8%
281	BellRing Brands, Inc.(a)	15,503
2,085	Hain Celestial Group, Inc. (The)(a)	12,802
86	Hershey Company (The)	16,677
533	Tootsie Roll Industries, Inc.	15,835
		60,817
	GAS & WATER UTILITIES - 1.0%
328	Middlesex Water Company	16,636
235	Southwest Gas Holdings, Inc.	17,536
		34,172
	HEALTH CARE FACILITIES & SERVICES - 3.2%
2,869	Brookdale Senior Living, Inc.(a)	19,481
241	Centene Corporation(a)	17,607
238	CVS Health Corporation	16,115
36	Elevance Health, Inc.	19,029
1,637	Enhabit, Inc.(a)	16,517
1,187	SI-BONE, Inc.(a)	16,927
		105,676
	HEALTH CARE REIT - 1.4%
676	LTC Properties, Inc.	22,376
502	Ventas, Inc.	22,229
		44,605
	HOME & OFFICE PRODUCTS - 1.6%
976	MillerKnoll, Inc.	24,820
2,371	Steelcase, Inc., Class A	28,523
		53,343
	HOME CONSTRUCTION - 0.7%
393	Taylor Morrison Home Corporation(a)	22,012

HYPATIA WOMEN CEO ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	HOTEL REIT - 0.6%
1,847	RLJ Lodging Trust	$ 20,317

	HOUSEHOLD PRODUCTS - 1.4%
117	Clorox Company (The)	17,301
1,451	Coty, Inc., Class A(a)	16,599
9,599	Olaplex Holdings, Inc.(a)	13,343
		47,243
	INDUSTRIAL INTERMEDIATE PRODUCTS - 0.8%
184	Chart Industries, Inc.(a)	26,507

	INSTITUTIONAL FINANCIAL SERVICES - 1.2%
673	Nasdaq, Inc.	40,279

	INSURANCE - 6.3%
937	Employers Holdings, Inc.	39,907
1,166	Horace Mann Educators Corporation	42,979
632	Jackson Financial, Inc., Class A	43,177
1,388	Lincoln National Corporation	37,851
203	Progressive Corporation (The)	42,275
		206,189
	INTERNET MEDIA & SERVICES - 2.3%
3,881	Eventbrite, Inc., Class A(a)	20,492
457	Maplebear, Inc.(a)	15,597
7,104	Opendoor Technologies, Inc.(a)	14,137
2,319	Upwork, Inc.(a)	27,132
		77,358
	LEISURE FACILITIES & SERVICES - 3.1%
2,486	Carrols Restaurant Group, Inc.	23,667
358	Cracker Barrel Old Country Store, Inc.	20,832
2,641	Denny's Corporation(a)	21,181
609	Dutch Bros, Inc.(a)	17,149
105	Vail Resorts, Inc.	19,884
		102,713

HYPATIA WOMEN CEO ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	LEISURE PRODUCTS - 0.7%
523	Johnson Outdoors, Inc., Class A	$ 21,448

	MACHINERY - 2.6%
352	Federal Signal Corporation	28,618
1,819	Mueller Water Products, Inc.	28,813
51	Parker-Hannifin Corporation	27,790
		85,221
	OFFICE REIT - 0.6%
593	Kilroy Realty Corporation	20,043

	OIL & GAS PRODUCERS - 3.8%
4,870	Equitrans Midstream Corporation	65,891
874	Occidental Petroleum Corporation	57,806
		123,697
	PUBLISHING & BROADCASTING - 0.7%
500	New York Times Company (The), Class A	21,515

	REAL ESTATE OWNERS & DEVELOPERS - 0.7%
2,436	Seritage Growth Properties, Class A(a)	22,753

	REAL ESTATE SERVICES - 0.6%
2,176	Cushman & Wakefield PLC(a)	20,998

	RENEWABLE ENERGY - 0.8%
2,479	Sunrun, Inc.(a)	25,509

	RESIDENTIAL REIT - 1.3%
336	Equity LifeStyle Properties, Inc.	20,257
91	Essex Property Trust, Inc.	22,408
		42,665
	RETAIL - DISCRETIONARY - 5.9%
171	Abercrombie & Fitch Company, Class A(a)	20,780
490	Bath & Body Works, Inc.	22,256
292	Best Buy Company, Inc.	21,503

HYPATIA WOMEN CEO ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	RETAIL - DISCRETIONARY - 5.9% (Continued)
105	Dick's Sporting Goods, Inc.	$ 21,099
999	Foot Locker, Inc.	20,829
635	La-Z-Boy, Inc.	20,853
160	Ross Stores, Inc.	20,728
262	Signet Jewelers Ltd.	25,683
75	Williams-Sonoma, Inc.	21,509
		195,240
	RETAIL REIT - 0.7%
367	Regency Centers Corporation	21,734

	SEMICONDUCTORS - 0.9%
178	Advanced Micro Devices, Inc.(a)	28,192

	SOFTWARE - 4.3%
2,036	Bumble, Inc., Class A(a)	20,564
51	HubSpot, Inc.(a)	30,848
247	Oracle Corporation	28,096
5,156	SecureWorks Corporation, Class A(a)	31,400
374	Workiva, Inc.(a)	29,471
		140,379
	STEEL - 0.5%
62	Reliance, Inc.	17,653

	TECHNOLOGY HARDWARE - 4.2%
105	Arista Networks, Inc.(a)	26,939
1,077	Clearfield, Inc.(a)	32,439
5,638	NextNav, Inc.(a)	51,362
1,404	PagerDuty, Inc.(a)	28,024
		138,764
	TECHNOLOGY SERVICES - 6.2%
92	Accenture PLC, Class A	27,684
128	Automatic Data Processing, Inc.	30,961
124	CDW Corporation	29,991
439	Fidelity National Information Services, Inc.	29,817

HYPATIA WOMEN CEO ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	TECHNOLOGY SERVICES - 6.2% (Continued)
349	Parsons Corporation(a)	$ 27,400
227	Science Applications International Corporation	29,215
134	WEX, Inc.(a)	28,309
		203,377
	TELECOMMUNICATIONS - 0.5%
12,848	Lumen Technologies, Inc.(a)	15,289

	TRANSPORTATION & LOGISTICS - 4.0%
209	ArcBest Corporation	23,180
1,045	International Seaways, Inc.	57,778
4,006	JetBlue Airways Corporation(a)	22,754
188	United Parcel Service, Inc., Class B	27,726
		131,438
	TRANSPORTATION EQUIPMENT - 2.6%
99	Cummins, Inc.	27,967
581	Greenbrier Companies, Inc. (The)	28,695
1,090	Trinity Industries, Inc.	28,362
		85,024

	TOTAL COMMON STOCKS (Cost $3,176,989)	3,286,863

	TOTAL INVESTMENTS – 99.8% (Cost $3,176,989)	$ 3,286,863
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	7,108
	NET ASSETS - 100.0%	$ 3,293,971

Ltd.	- Limited Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.